1095 Avenue of the Americas
New York, NY 10036-6797
+1 212 698 3500 Main
+1 212 698 3599 Fax
www.dechert.com

RICHARD GOLDBERG

richard.goldberg@dechert.com
+1 212 649 8740 Direct
+1 212 698 0640 Fax

May 28, 2010

VIA EDGAR SUBMISSION

United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, DC 20549
Mail Stop 3561
Attention: John Dana Brown, John Stickel, Amy Geddes, David Humphrey

Re:	Greektown Superholdings, Inc.
Amendment No. 1 to
Form 10
Filed May 11, 2010
File No. 000-53921

Ladies and Gentlemen:

          Greektown Superholdings, Inc. (the “Company”) has today submitted to the Securities and Exchange Commission (the “Commission”) Amendment No. 2 to its Form 10 (the “Form 10”), originally filed with the Commission on March 31, 2010 and amended on May 11, 2010. On behalf of the Company, we respond to the comments raised by the staff of the Commission (the “Staff”) in the letter dated May 25, 2010, from John Stickel to Cliff J. Vallier, President of the Company. The numbered paragraphs below correspond to the numbers of the paragraphs in which the comments were made. For your convenience, the Staff’s comments are included in this letter and are followed by the applicable response. To aid and supplement the Staff’s review, we are also providing supplementally marked copies of the revised version of the Form 10 filed today showing changes made from the original version of the Amendment No. 1 to the Form 10 filed on May 11, 2010. All page numbers in our responses refer to the Amendment No. 2 to the Form 10 filed today on EDGAR.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 26

1.

We note your response to comment 13 of our letter dated April 27, 2010. You have stated the ratios required by the covenants but not the actual ratios attained by the company. Please revise to disclose the actual ratios. Additionally, state the “impermissible qualification of the opinion” that was made.

Response:

United States Securities and
Exchange Commission
May 28, 2010
Page 2

          In response to the Staff’s comment, the Company has revised the Form 10 on page 26.

Contractual Obligations and Commercial Commitments, page 46

2.

With respect to your table of contractual obligations and commercial commitments as of the Effective Date, we note you do not include quarterly success fee payments that may be payable under the Warner Gaming Management Agreement because you believe such amounts are not determinable at this time. Please expand the disclosure in footnote 6 to this table to include a description of how the success fee will be calculated. We suggest you include disclosure similar to that found in Note 11 to your financial statements with regard to the success fee paid to the Fine Point Group for 2009.

Response:

          In response to the Staff’s comment, the Company has revised the Form 10 on page 46.

ITEM 5. DIRECTORS AND EXECUTIVE OFFICERS, page 52

3.

We note your response to comment 16 of our letter dated April 27, 2010. Please file consents for the individuals that you anticipate will be members of the Board as of the Effective Date, as disclosed on page 52. Please refer to Rule 438 under the Securities Act of 1933.

Response:

          The Company notes that Rule 438 under the Securities Act of 1933 applies only to registration statements filed pursuant to the Securities Act of 1933. The Form 10 is filed pursuant to the Securities Exchange Act of 1934. Thus, Rule 438 does not apply to the Form 10. While we have been advised that each of the director nominees has consented to serve if they are approved by the MGCB, we respectfully submit that consents for the individuals that the Company anticipates will be members of the Board as of the Effective Date are not required to be filed with the Form 10.

ITEM 7. CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS, DIRECTOR INDEPENDENCE, page 59

4.

We note your statement that the disclosure beginning on page 59 “is qualified in its entirety by the terms of the Warner Gaming Management Agreement.” We note on page 21 that you have not yet executed the agreement. Though not executed please file this agreement in finalized form.

Response:

United States Securities and
Exchange Commission
May 28, 2010
Page 3

          In response to the Staff’s comment, the Company has filed the Form of Warner Gaming Management Agreement as Exhibit 10.16 of the Form 10.

Exhibits

5.	Please revise to file the Disclosure Statement in its entirety.

Response:

          In response to the Staff’s comment, the Company has re-filed the Disclosure Statement in its entirety as Exhibit 10.11 of the Form 10.

Notes to Consolidated Financial Statements

Note 6. Long-Term Debt, Notes Payable and Debtor in Possession Financing, Page F-15

6.

We note that your Amended DIP Financing and New DIP Credit Facility included Paid-in-Kind (PIK) interest, and that accrual of such interest was reflected as an operating activity in your Consolidated Statements of Cash Flows. It appears this PIK interest will be paid on the Effective Date. In this regard, please confirm that you intend to account for such payment as an operating activity pursuant to ASC 230-10-45-17(d).

Response:

          We confirm that the Company intends to account for the payment of PIK interest as an operating activity pursuant to ASC 230-10-45-17(d).

Unaudited Pro Forma Condensed Consolidated Statement of Operations, page PF-3

7.

Please revise your pro forma income statement presentation to give effect to the 7.5% preferred stock dividends described on page 64. Specifically, revise your pro forma statement of operations to reflect Net Income Applicable to Common Stockholders. In addition, revise the related notes to your Pro Forma Condensed Consolidated Statement of Operations to explain how you calculated the amount of such dividends. Please revise, or tell us why such a revision is not necessary.

Response:

          In response to the Staff’s comment, the Company has revised the Form 10 on pages PF-3 and PF-9.

Notes to Unaudited Pro Forma Condensed Consolidated Financial Statements, page PF-4

United States Securities and
Exchange Commission
May 28, 2010
Page 4

8.

Refer to our previous comment 28. Please explain to us in your response and revise the related notes to your Pro Forma Condensed Consolidated Statement of Financial Position to show how the $196 million of proceeds was calculated.

Response:

          Pursuant to the Plan, the sale of 1,850,000 shares of Preferred Stock in the Rights Offering, together with the direct purchase of 150,000 shares of Preferred Stock by certain of the Put Parties, all at a purchase price of $100 per share, will provide approximately $196 million in net proceeds to the Debtors’ estates. Such net amount reflects the determination of the Put Parties to receive $4 million of the Cash Put Premium from Greektown Superholdings in cash and 66,666 shares of Preferred Stock in lieu of the remaining $6 million of the Cash Put Premium. To reflect the above explanation, the Company has revised the Form 10 on page PF-5.

9.

As a related matter, with regard to note 2(a), (m), and (l), please explain to us in your response and provide a detailed explanation within the notes to your Pro Forma Condensed Consolidated Statement of Financial Position to show how the total adjustment to Shareholders’/member’s equity (deficit) was calculated.

Response:

          The adjustment to Shareholders’/member’s equity (deficit) reflects the entries necessary to record (i) the cancellation of previous ownership interests and the elimination of the accumulated deficit in Greektown Holdings, (ii) the anticipated proceeds from the Rights Offering and transactions pursuant to the Purchase and Put Agreement of $196 million, which are net of the $4.0 million Cash Put Premium from the anticipated issuance of series A-1 and A-2 convertible preferred stock and series A-1 and A-2 preferred stock warrants, (iii) the issuance of 140,000 shares of $0.01 per share par value series A-1 common stock on the Effective Date to holders of the Senior Notes under the Plan, and (iv) the retained earnings impact of the expensing of the $3,129,000 of estimated transaction fees.

          The Disclosure Statement contained a range of reorganization values, based upon the financial projections prepared by the Debtors, ranging from $626,700,000 to $696,200,000 with a mid-point estimate of $662,700,000. The mid-point estimate of enterprise value for the reorganized Debtors was utilized in the Unaudited Pro Forma Condensed Consolidated Financial Statements.

          The calculation of Greektown Superholdings’ total pro forma equity value as of March 31, 2010 of $245,003,000 is set forth in the following table (amounts in thousands).

United States Securities and
Exchange Commission
May 28, 2010
Page 5

Reorganization Value of Enterprise	$662,700
Less Liabilities of Greektown Superholdings:
New Senior Secured Notes	(362,605)
Obligations Under Capital Leases	(786)
Pre-petition General Unsecured Liabilities	(10,000)
Deferred Michigan Business Taxes, net	(2,923)
Accounts Payable	(13,668)
Accrued City of Detroit Settlement	(9,600)
Current Michigan Business Taxes Payable	(6,470)
Notes Payable	(1,439)
Accrued Expenses and Other Liabilities	(11,358)
Total Liabilities of Greektown Superholdings	(418,849)
Other Adjustments:
Exit financing commitment and underwriting fees (not included in reorganization value)	14,180
Funding to Litigation Trust (not included in reorganization value)	375
Cash From Greektown Holdings	(13,403)
Total Other Adjustments	1,152
Pro Forma Shareholders’ Equity for Greektown Superholdings	$245,003

          The following table illustrates the calculation of the required pro forma adjustment to shareholders’ equity as of March 31, 2010.

Pro Forma Shareholders’ Equity for Greektown Superholdings (per above calculation)	$245,003
Less: Members’ Deficit of Greektown Holdings	(301,840)
Difference (pro forma adjustment amount)	$546,843

          To reflect the above explanation, the Company has revised the Form 10 on pages PF-5 and PF-8.

10.

Please add a note to your Pro Forma Condensed Consolidated Statement of Operations to explain that no adjustment has been made for the expense related to the Warner Gaming Management Agreement that is being negotiated for a three-year term, as described on page 29.

Response:

          In response to the Staff’s comment, the Company has revised the Form 10 on page PF-11.

* * * * *

          If you have any questions, please feel free to contact the undersigned by telephone at 212.649.8740 or Samuel Katz at 212.698.3663. Thank you for your cooperation and attention to this matter.

United States Securities and
Exchange Commission
May 28, 2010
Page 6

Sincerely,

/s/ Richard A. Goldberg

Richard A. Goldberg
Partner

cc:	Cliff Vallier
Greektown Superholdings, Inc.
555 East Lafayette
Detroit, Michigan 48226

Martin C. Glass
Goodwin Procter LLP
The New York Times Building
620 Eighth Avenue
New York, New York 10018